Intellectual Property	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intellectual Property
Intellectual Property

Note 6 - Intellectual Property

License and patent costs capitalized as of September 30, 2025 and December 31, 2024 are as follows:

	September 30,	December 31,
	2025	2024
Licenses and patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(1,722,982)	(1,569,532)
Intellectual property, net	$1,346,013	$1,499,463

Amortization expense for the three months ended September 30, 2025 and 2024 was $51,150 and $51,150, respectively. Amortization expense for the nine months ended September 30, 2025 and 2024 was $153,450 and $153,450, respectively. Estimated annual amortization for each of the next 5 years and thereafter is as follows:

Annual amortization for the years ended:
December 31, 2025 (remaining)	$51,250
December 31, 2026	204,600
December 31, 2027	204,600
December 31, 2028	204,600
December 31, 2029	204,600
Thereafter	476,363
Total	$1,346,013

Note 7 - Intellectual Property

License and patent costs capitalized as of December 31, 2024 and December 31, 2023 are as follows:

	December 31,	December 31,
	2024	2023
Licenses and patents	$3,068,995	$3,068,995
Less: Accumulated amortization	(1,569,532)	(1,364,932)
Intellectual property, net	$1,499,463	$1,704,063

Amortization expense for the year ended December 31, 2024 and 2023 was $204,600 and $205,534, respectively. Estimated annual amortization for each of the next 5 years and thereafter is as follows:

Annual amortization for the years ended:
December 31, 2025	$204,600
December 31, 2026	204,600
December 31, 2027	204,600
December 31, 2028	204,600
December 31, 2029	204,600
Thereafter	476,463
Total	$1,499,463